JPMORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
September 23, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Exchange-Traded Fund Trust (the “Trust”),
on behalf of the funds (the “Funds”) listed on Appendix A
File No. 333-191837
Ladies and Gentlemen:
On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses and summary prospectuses for the Funds as dated below. The purpose of this filing is to submit the XBRL information from the Form 497 filing relating to the Funds submitted on September 18, 2019.
Please contact the undersigned at 212-270-6803 if you have any questions concerning this filing.
Very truly yours,
/s/ Zachary Vonnegut-Gabovitch

Zachary Vonnegut-Gabovitch
Assistant Secretary

Appendix A
J.P. Morgan ETF Funds
JPMorgan Core Plus Bond ETF
JPMorgan Corporate Bond Research Enhanced ETF
JPMorgan Global Bond Opportunities ETF
JPMorgan Ultra-Short Income ETF
Prospectus dated July 1, 2019, as supplemented
JPMorgan High Yield Research Enhanced ETF (formerly JPMorgan Disciplined High Yield ETF)
Prospectus dated September 9, 2019, as supplemented

Exhibit Index
Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase